Taxes - Summary of Other Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other taxes [line items]
Current assets, other taxes	$ 1,865	$ 1,958
Non-current assets, other taxes	2,596	3,075
Current liabilities, other taxes	4,091	4,548
Non-current liabilities, other taxes	93	86
Brazil [member]
Disclosure of other taxes [line items]
Current assets, other taxes	1,848	1,938
Non-current assets, other taxes	2,581	3,061
Current liabilities, other taxes	4,063	4,520
Non-current liabilities, other taxes	93	86
Brazil [member] | Current / Deferred ICMS (VAT) [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	885	934
Non-current assets, other taxes	557	707
Current liabilities, other taxes	894	1,021
Brazil [member] | Current / Deferred PIS and COFINS [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	792	820
Non-current assets, other taxes	1,958	2,282
Current liabilities, other taxes	651	820
Brazil [member] | CIDE [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	13	14
Current liabilities, other taxes	50	104
Brazil [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	1,999	1,605
Brazil [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	79	157
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	261	648
Brazil [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes	158	170
Non-current assets, other taxes	66	72
Current liabilities, other taxes	129	165
Non-current liabilities, other taxes	93	86
Foreign countries [member]
Disclosure of other taxes [line items]
Current assets, other taxes	17	20
Non-current assets, other taxes	15	14
Current liabilities, other taxes	$ 28	$ 28